Share capital and other components of equity (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital And Other Components Of Equity [Abstract]
Summary of Number of Common Shares Issued	The following table summarizes the number of common shares issued:

(in number of shares)	Note	2022	2021
Balance, beginning of year		92,152,893	93,397,985
Repurchase and cancellation of own shares		(6,368,322)	(2,157,862)
Stock options exercised	21	754,988	912,770
Balance, end of period		86,539,559	92,152,893

Summary of Share Capital Issued and Fully Paid	The following table summarizes the share capital issued and fully paid:

	2022	2021
Balance, beginning of year	1,133,181	1,120,049
Repurchase and cancellation of own shares	(68,536)	(23,449)
Cash consideration of stock options exercised	16,502	20,114
Ascribed value credited to share capital on stock options exercised, net of tax	6,298	6,210
Issuance of shares on settlement of RSUs, net of tax	1,784	10,257
Balance, end of year	1,089,229	1,133,181